UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05128

THE SWISS HELVETIA FUND, INC.

1270 Avenue of the Americas, Suite 400

New York, New York 10020

1-888-SWISS-00

Rodolphe E. Hottinger, President

Hottinger et Cie

3 Place des Bergues

C.P. 395

CH-1201 Geneva

Switzerland

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 - September 30, 2008

Item 1. Schedule of Investments.

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited)	September 30, 2008

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — 83.51%

Banks — 2.75%

20,407	Bank Sarasin & Cie AG Registered Shares	$778,060	0.16%
	Offers private banking, asset management, investment advisory, and institutional banking services. (Cost $764,604)

172,500	Credit Suisse Group[1] Registered Shares	7,676,923	1.52%
	A global diversified financial service company with significant activity in private banking, investment banking, asset management and insurance service. (Cost $4,523,886)

329,075	UBS AG1,2 Registered Shares	5,417,814	1.07%
	A global diversified financial service company with significant activity in private banking, investment banking, and asset management. (Cost $2,242,403)

		13,872,797	2.75%

Basic Resources — 0.58%

26,236	Precious Woods Holding AG2 Registered Shares	1,790,015	0.35%
	Through subsidiaries, manages tropical forests using ecologically sustainable forest management methods. Harvests tropical trees and processes them into lumber. (Cost $2,107,307)

No. of Shares	Security	Fair Value	Percent of Net Assets

Basic Resources — (continued)

75,000	UMS Schweizerische Metallwerke Holding AG2 Bearer Shares	$1,150,501	0.23%
Produces profiles and large dimension rods for electrical engineering, mechanical engineering, and construction companies, lead-free brass wire for batteries, billets and small diameter wire and rods for the consumer goods and electronics industries.
	(Cost $1,655,850)

		2,940,516	0.58%

Biotechnology — 9.96%

124,655	Actelion, Ltd.[1,2] Registered Shares	6,348,094	1.26%
	Biotechnology company that develops and markets synthetic small-molecule drugs against diseases related to the endothelium. (Cost $1,815,945)

314,860	Addex Pharmaceuticals, Ltd.[2] Registered Shares	13,198,145	2.61%
	Bio-pharmaceutical company that discovers, develops, and markets therapeutic compounds for the treatment of addiction and other neuropsychiatric conditions. (Cost $16,016,264)

10,000	Bachem Holding AG Registered Shares	789,298	0.16%
	Manufactures ingredients for pharmaceuticals, generic drugs, and research supplies. (Cost $833,329)

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2008

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Biotechnology — (continued)

131,250	Basilea Pharmaceutica[1,2] Registered Shares	$19,314,381	3.83%
	Conducts research into the development of drugs for the treatment of infectious diseases and dermatological problems. (Cost $18,117,602)

10,000	Santhera Pharmaceuticals[2] Registered Shares	397,324	0.08%
	Drug discovery and development company. (Cost $948,284)

81,903	Speedel Holding AG2 Registered Shares	10,219,157	2.02%
	Researches and develops therapies for cardiovascular and metabolic diseases. (Cost $10,812,921)

		50,266,399	9.96%

Chemicals — 4.94%

117,931	Syngenta AG1 Registered Shares	24,948,257	4.94%
	Produces herbicides, insecticides and fungicides, and seeds for field crops, vegetables, and flowers. (Cost $12,466,047)

		24,948,257	4.94%

Construction & Materials — 0.20%

1,141	Belimo Holding AG Registered Shares	1,007,438	0.20%
	World market leader in damper and volume control actuators for ventilation and air-conditioning equipment. (Cost $222,726)

		1,007,438	0.20%

No. of Shares	Security	Fair Value	Percent of Net Assets

Food & Beverages — 18.88%

2,690	Barry Callebaut AG Registered Shares	$1,611,001	0.32%
	Manufactures cocoa, chocolate, and confectionary products. (Cost $1,374,087)

290	Lindt & Sprungli AG Registered Shares	7,823,857	1.55%
	Major manufacturer of premium Swiss chocolates. (Cost $1,141,585)

1,997,000	Nestle SA1 Registered Shares	85,846,511	17.01%
	Largest food and beverage processing company in the world. (Cost $27,020,121)

		95,281,369	18.88%

Industrial Goods & Services — 2.07%

446,457	ABB, Ltd. Registered Shares	8,409,518	1.67%
	The holding company for ABB Group, which is one of the largest electrical engineering firms in the world. (Cost $4,789,336)

6,440	Inficon Holding AG Registered Shares	712,205	0.14%
	Manufactures and markets vacuum instruments used to monitor and control production processes. Manufactures on-site chemical detection and monitoring system. (Cost $581,616)

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2008

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Industrial Goods & Services — (continued)

11,648	Komax Holding AG Registered Shares	$1,297,512	0.26%
Manufactures wire processing machines. Produces machines for cutting and tripping round and flat wire, crimping and insertion machines for processing single wires and equipment for processing wire harnesses.
	(Cost $1,789,079)

		10,419,235	2.07%

Insurance — 7.71%

28,000	Baloise Holding AG Registered Shares	1,877,904	0.37%
	Offers group and individual life, health, accident, liability, property and transportation insurance (Cost $2,095,588)

180,000	Swiss Re Registered Shares	9,744,481	1.93%
	Offers reinsurance and insurance linked financial market products (Cost $11,038,198)

100,000	Zurich Financial Services AG Registered Shares	27,290,970	5.41%
	Offers property, accident, health, automobile, liability, financial risk and life insurance and retirement products. (Cost $26,057,885)

		38,913,355	7.71%

No. of Shares	Security	Fair Value	Percent of Net Assets

Medical Technology — 0.98%

150,000	Nobel Biocare Holding AG Registered Shares	$4,957,860	0.98%
	Develops and produces dental implants and dental prosthetics (Cost $5,265,016)

		4,957,860	0.98%

Personal & Household Goods — 0.15%

14,972	Schulthess Group Registered Shares	754,442	0.15%
	Develops, manufactures, and sells household appliances and heating equipment. (Cost $1,200,040)

		754,442	0.15%

Pharmaceuticals — 21.46%

891,300	Novartis AG1 Registered Shares	46,542,355	9.23%
	One of the leading manufacturers of branded and generic pharmaceutical products. Manufactures nutrition products. (Cost $14,613,905)

396,600	Roche Holding AG1 Non-voting equity securities	61,722,809	12.23%
	Worldwide pharmaceutical company. (Cost $12,550,849)

		108,265,164	21.46%

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2008

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Real Estate & Infrastructure — 0.15%

12,000	Orascom Development Holding AG2	$758,261	0.15%
	Through its subsidiary, offers real estate, infrastructure, and leisure services. (Cost $1,925,937)

		758,261	0.15%

Retailers — 1.72%

17,550	Galenica AG1 Registered Shares	6,229,565	1.24%
	Manufactures and distributes prescription and over-the-counter drugs, toiletries and hygiene products. (Cost $2,147,767)

1,100	Jelmoli Holding AG Bearer Shares	2,431,037	0.48%
	Owns and operates department and retail stores and provides mail-order catalog and real estate leasing services. (Cost $1,779,341)

		8,660,602	1.72%

Technology — 1.63%

441,200	Temenos Group AG2 Registered Shares	8,223,929	1.63%
	Provides integrated software for the banking sector. (Cost $8,486,650)

		8,223,929	1.63%

No. of Shares	Security	Fair Value	Percent of Net Assets

Utility Suppliers — 10.33%

35,023	Atel Holding, Ltd.	$17,882,424	3.54%
	Generates, transmits and distributes electricity throughout Europe. (Cost $16,949,030)

100,817	BKW FMB Energie AG Registered Shares	10,340,205	2.05%
	Produces electricity using nuclear, hydroelectric, solar, biomass and wind energy. (Cost $5,171,057)

28,095	Centralschweizerische Kraftwerke AG Registered Shares	13,330,247	2.64%
	Supplies electric power, operates and maintains distribution network facilities, constructs and installs equipment, and offers consulting services to its clients. (Cost $8,416,552)

1,500	Electrizitaets-Gesellschaft Laufenburg AG Bearer Shares	1,672,241	0.33%
	Operates nuclear and hydroelectric generating plants and sells excess power throughout Europe. (Cost $1,970,882)

5,000	Raetia Energie AG Participation Certificate	1,863,991	0.37%
	Generates and distributes electric power from its own hydroelectric stations, as well as from outside nuclear power suppliers of electric power. (Cost $2,035,541)

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2008

No. of Shares	Security	Fair Value	Percent of Net Assets
Common Stocks — (continued)

Utility Suppliers — (continued)

3,110	Romande Energie Holding SA Registered Shares	$7,045,173	1.40%
	Distributes electricity in the Canton of Vaud, provides repair and other electrical services to its customers. (Cost $7,533,642)

		52,134,281	10.33%

	Total Common Stocks (Cost $238,460,872)*	421,403,905	83.51%

Private Equity Investments[3] — 0.84%

	Aravis Venture II – Limited Partnership (471,900 Euro)[2,3,4]	662,855	0.13%

	Zurmont Madison Private Equity, Limited Partnership (3,996,768 CHF)[2,3,4]	3,564,564	0.71%

	Total Private Equity Investments (Cost $4,467,945)	4,227,419	0.84%

Call Warrants — 0.09%

1,250,000	Galenica AG Expires 12/19/08 at 400.00 CHF	167,224	0.03%

5,000,000	Novartis AG Expires 10/17/08 at 60.00 CHF	312,152	0.06%

	Total Call Warrants (Cost $1,642,807)	479,376	0.09%

No. of Shares	Security	Fair Value	Percent of Net Assets

Put Warrants — 2.04%

10,870,000	SMIM Price Index Expires 12/19/08 at 250.00 CHF	$3,296,143	0.66%

2,200,000	SMIM Price Index Expires 12/19/08 at 300.00 CHF	706,354	0.14%

12,000,000	Swiss Leader Index Expires 01/16/09 at 20.00 CHF	4,494,983	0.89%

1,600,000	Swiss Re Expires 12/19/08 at 55.00 CHF	499,443	0.10%

2,700,000	Syngenta AG Expires 12/19/08 at 241.00 CHF	1,011,371	0.20%

3,000,000	Zurich Financial Services AG Expires 12/19/08 at 250.00 CHF	267,559	0.05%

	Total Put Warrants (Cost $8,856,178)	10,275,853	2.04%

	Total Investments (Cost $253,427,802)*	436,386,553	86.48%

	Other Assets less Other Liabilities, net	68,217,946	13.52%

	Net Assets	$504,604,499	100.0%

[1]	One of the ten largest portfolio holdings.

[2]	Non-income producing security.

[3]

Private equity investments are priced at fair value as determined by the Board’s valuation committee. At the end of the period, the value of these securities amounted to $4,227,419 or 0.84% of net assets.

[4]

Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period the value of these securities amounted to $4,227,419 or 0.84% of net assets. Additional information on restricted securities is as follows:

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (continued)	September 30, 2008

Security	Acquisition Date	Acquisition Cost	Acquisition Value per unit
Aravis Venture II, LP	July 31, 2007	$205,328	$1.00
Aravis Venture II, LP	February 21, 2008	399,343	1.00
Aravis Venture II, LP	August 4, 2008	81,013	1.00
Zurmont Madison Private Equity, LP	September 13, 2007	123,646	1.00
Zurmont Madison Private Equity, LP	December 17, 2007	109,210	1.00
Zurmont Madison Private Equity, LP	February 28, 2008	3,225,332	1.00
Zurmont Madison Private Equity, LP	April 14, 2008	169,431	1.00
Zurmont Madison Private Equity, LP	June 26, 2008	154,642	1.00

		$4,467,945

*	Cost for Federal income tax purposes is $253,427,802 and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$194,951,403
Gross Unrealized Depreciation	(11,992,652)

Net Unrealized Appreciation	$182,958,751

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical assets

Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1—Quoted Prices	$421,403,905
Level 2—Other Significant Observable Inputs	10,755,229
Level 3—Significant Unobservable	4,227,419

Total Investments	$436,386,553

THE SWISS HELVETIA FUND, INC.

Schedule of Investments (Unaudited) (concluded)	September 30, 2008

The following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Investments in Securities
Balance as of 12/31/2007	$1,230,949
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(176,868)
Net Purchase / (Sales)	3,173,338
Transfers In / (Out) of Level 3	—

Balance as of 9/30/2008	$4,227,419

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)	The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Swiss Helvetia Fund, Inc.

By (Signature and Title)*	/s/ Rodolphe E. Hottinger
Rodolphe E. Hottinger, Chief Executive Officer

Date 11/25/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Rodolphe E. Hottinger
Rodolphe E. Hottinger, Chief Executive Officer

Date 11/25/08

By (Signature and Title)*	/s/ Rudolf Millisits
Rudolf Millisits, Chief Financial Officer

Date 11/26/08